RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2011
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
NOTE 12 -	RESEARCH AND DEVELOPMENT, NET
	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2011	2010	2011
	U.S. $ in thousands

Research and development	2,077	1,385	26,833
Less : Ramot reverse accruals (See Note 3)		-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(388)	(340)	(1,654)
	1,689	1,045	24,419